Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expenses		$ 51,430
Deferred income tax (benefits)/ expenses	(88,933)
Total income tax (benefits)/ expenses	$ (88,933)	$ 51,430